ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

	December 31,
	2022	2021
Advance customer deposits and ticket sales	$278,591	$309,718
Interest expenses payable	123,032	105,637
Operating expense and other accruals and liabilities	97,933	87,089
Staff cost accruals	96,219	86,294
Construction cost payables	76,173	128,383
Gaming tax and license fee accruals	48,688	85,468
Outstanding gaming chips	37,354	72,147
Property and equipment payables	35,747	36,397
Loyalty program liabilities	15,568	24,350

	$809,305	$935,483